Adoption of ASU 2018-12 (Summary of Changes in Net Asset Position of Ceded MRBs) (Details) - Accounting Standards Update 2018-12 [Member] $ in Millions	Dec. 31, 2020 USD ($)
Ceded MRBs, Net	$ 6,539
Retirement Plan Services Segment [Member]
Ceded MRBs, Net	11
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Ceded MRBs, Net	5,710
Retained Earnings [Member] | Retirement Plan Services Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Ceded MRBs, Net	10
As Previously Reported [Member]
Ceded MRBs, Net	829
As Previously Reported [Member] | Retirement Plan Services Segment [Member]
Ceded MRBs, Net	1
Variable Annuities [Member]
Ceded MRBs, Net	6,528
Variable Annuities [Member] | Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Ceded MRBs, Net	5,700
Variable Annuities [Member] | As Previously Reported [Member]
Ceded MRBs, Net	$ 828